SCHEDULE OF BALANCE WITH RELATED PARTIES (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total	$ (210)	$ (129)
Trade payables		(10,127)
Key management personnel of entity or parent [member]
IfrsStatementLineItems [Line Items]
Total		(166)	$ (219)
Salary and related	(202)	(166)
Directors [member]
IfrsStatementLineItems [Line Items]
Consultant services	(134)	(83)
Total for all joint ventures [member]
IfrsStatementLineItems [Line Items]
Investment in subsidiary	111	105	115
Other receivables	$ 15	15	15
Shareholders [member]
IfrsStatementLineItems [Line Items]
Other accounts payable			(3)
Trade payables			(58)
Derivatives			(476)
Total for all related parties [member]
IfrsStatementLineItems [Line Items]
Total		$ (129)	$ (626)